Note 1 - Business Description (Details Textual)	Aug. 12, 2024	Nov. 16, 2023
Former Firefly 2023 Stockholders [Member]
Subsidiary, Ownership Percentage, Parent	92.00%	92.00%
Former Firefly Stockholders [Member]
Subsidiary, Ownership Percentage, Parent	8.00%	8.00%